Revenues - Summary of Consolidated Net Revenues Disaggregated by Product Group, Geographical Region of Shipment and Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 10,219	$ 9,556	$ 9,664
Sales Channel, Directly to Consumer [Member]
Disaggregation of Revenue [Line Items]
Total revenues	7,411	6,720	6,325
Sales Channel, Through Intermediary [Member]
Disaggregation of Revenue [Line Items]
Total revenues	2,808	2,836	3,339
Net Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenues	10,049	9,381	9,461
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenues	132	148	151
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues	38	27	52
EMEA [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,966	2,265	2,478
Americas [Member]
Disaggregation of Revenue [Line Items]
Total revenues	1,165	1,351	1,264
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 7,088	$ 5,940	$ 5,922